24 Shareholders' equity (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of changes in equity [abstract]
Net income for the year	R$ 1,398	R$ 1,047	R$ 1,076
% Legal reserve	5.00%	5.00%	5.00%
Legal reserve for the year	R$ 5	R$ 52	R$ 55
Minimum mandatory dividends - 25%	349	1	1
Interest on capital paid intermediaries	264	247	115
Minimum mandatory dividends paid in the form of interest on shareholder's equity	R$ 85	R$ 1	R$ 1